Shareholders' Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Thousands				12 Months Ended
	May 16, 2017	May 13, 2016	May 20, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends
Total dividends paid	€ 293,973	€ 244,251	€ 236,773	€ 293,973	€ 244,251	€ 236,773
Dividends paid per share	€ 0.96	€ 0.80	€ 0.78